LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 10.2%
Internet Media & Services - 10.2%
Expedia Group, Inc.	283,391	$ 60,872,387
Uber Technologies, Inc. (a)	581,692	54,533,625
		115,406,012
Consumer Discretionary - 10.5%
Automotive - 1.7%
Adient plc (a)	198,831	4,931,009
Lear Corporation	130,836	14,391,960
		19,322,969
E-Commerce Discretionary - 5.3%
eBay, Inc.	665,235	60,276,943

Retail - Discretionary - 1.8%
Lithia Motors, Inc.	60,360	20,322,005

Wholesale - Discretionary - 1.7%
LKQ Corporation	591,414	19,291,924

Financials - 16.4%
Asset Management - 6.1%
Affiliated Managers Group, Inc.	90,113	20,259,205
Ameriprise Financial, Inc.	94,969	48,890,991
		69,150,196
Insurance - 4.3%
Assurant, Inc.	127,263	27,439,175
Primerica, Inc.	79,653	21,453,739
		48,892,914
Specialty Finance - 6.0%
AerCap Holdings N.V.	417,164	51,519,754
Air Lease Corporation	264,133	15,903,448
		67,423,202
Health Care - 10.4%
Health Care Facilities & Services - 10.4%
Centene Corporation (a)	548,922	15,940,695
Cigna Group (The)	121,866	36,665,823
HCA Healthcare, Inc.	111,639	45,097,691
Henry Schein, Inc. (a)	277,373	19,299,613
		117,003,822

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 14.0%
Electrical Equipment - 4.7%
Johnson Controls International plc	498,470	$ 53,281,458

Industrial Support Services - 9.3%
United Rentals, Inc.	84,605	80,911,146
WESCO International, Inc.	112,151	24,655,276
		105,566,422
Materials - 1.8%
Containers & Packaging - 1.8%
Amcor plc	2,381,592	20,553,139

Technology - 29.4%
Software - 4.1%
Concentrix Corporation	129,369	6,825,508
Gen Digital, Inc.	1,297,924	39,197,305
		46,022,813
Technology Hardware - 12.4%
Arrow Electronics, Inc. (a)	151,957	19,196,728
F5, Inc. (a)	133,345	41,755,653
Flex Ltd. (a)	1,042,645	55,906,625
TD SYNNEX Corporation	161,655	23,936,256
		140,795,262
Technology Services - 12.9%
Corpay, Inc. (a)	153,965	50,141,782
Fidelity National Information Services, Inc.	680,573	47,510,801
Global Payments, Inc.	362,956	32,237,752
WEX, Inc. (a)	92,784	15,898,538
		145,788,873
Utilities - 5.8%
Electric Utilities - 5.8%
NRG Energy, Inc.	450,559	65,583,368

Total Common Stocks (Cost $702,362,857)		$ 1,114,681,322

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.16% (b) (Cost $16,796,633)	16,796,633	$ 16,796,633

Investments at Value - 100.0% (Cost $719,159,490)		$ 1,131,477,955

Liabilities in Excess of Other Assets – (0.0%) (c)		(140,640)

Net Assets - 100.0%		$ 1,131,337,315

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Belgium - 4.0%
D'ieteren Group	1,806	$ 391,393

Canada - 5.1%
Linamar Corporation	2,604	142,210
Open Text Corporation	10,495	347,196
		489,406
Finland - 3.1%
Konecranes OYJ	3,604	297,116

France - 21.2%
Ayvens S.A.	33,127	367,070
Bollore SE	66,552	388,586
Elis S.A.	10,100	276,787
Rexel S.A.	12,701	411,245
SPIE S.A.	6,842	379,254
Teleperformance SE	2,838	218,997
		2,041,939
Germany - 8.2%
Brenntag SE	6,072	375,755
Fresenius SE & Company KGaA	7,669	417,030
		792,785
Hong Kong - 4.1%
CK Hutchison Holdings Ltd.	60,220	398,450

Japan - 15.5%
Air Water, Inc.	9,798	170,331
Kyudenko Corporation	2,969	142,891
Nintendo Company Ltd. - ADR	17,778	397,160
Renesas Electronics Corporation	32,922	384,261
Sony Group Corporation	14,635	399,964
		1,494,607
Jersey - 3.9%
Amcor plc	43,480	375,232

Netherlands - 8.9%
AerCap Holdings N.V.	3,675	453,863
Euronext N.V.	2,442	403,160
		857,023
South Korea - 4.0%
Samsung Electronics Company Ltd.	309	382,191

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Sweden - 4.0%
Evolution AB	4,469	$ 387,249

Switzerland - 8.6%
Johnson Controls International plc	4,025	430,232
Julius Baer Group Ltd.	5,577	402,767
		832,999
United Kingdom - 8.7%
Ashtead Group plc	5,485	404,105
Babcock International Group plc	23,642	324,563
Vistry Group plc (a)	13,527	111,704
		840,372

Total Common Stocks (Cost $8,936,263)		$ 9,580,762

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.16% (b) (Cost $21,536)	21,536	$ 21,536

Investments at Value - 99.5% (Cost $8,957,799)		$ 9,602,298

Other Assets in Excess of Liabilities - 0.5%		47,104

Net Assets - 100.0%		$ 9,649,402

AB	- Aktiebolag
ADR	- American Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2025 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 4.0%
Entertainment Content	4.0%
Consumer Discretionary - 10.5%
Automotive	1.5%
Home Construction	1.2%
Leisure Facilities & Services	4.0%
Retail - Discretionary	3.8%
Consumer Staples - 4.1%
Retail - Consumer Staples	4.1%
Energy - 4.1%
Oil & Gas Services & Equipment	4.1%
Financials - 13.1%
Asset Management	4.2%
Institutional Financial Services	4.2%
Specialty Finance	4.7%
Health Care - 4.3%
Health Care Facilities & Services	4.3%
Industrials - 27.6%
Commercial Support Services	2.9%
Electrical Equipment	4.4%
Engineering & Construction	5.4%
Industrial Support Services	8.4%
Machinery	3.1%
Transportation & Logistics	3.4%
Materials - 9.5%
Chemicals	5.6%
Containers & Packaging	3.9%
Technology - 22.1%
Semiconductors	4.0%
Software	3.6%
Technology Hardware	12.2%
Technology Services	2.3%
99.3%